Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

7. Accrued Liabilities

The following table details the balance in accrued liabilities (in thousands):

	September 30, 2025	December 31, 2024
Payroll related accruals	$577	$2,613
Accrued legal and professional fees	257	886
Accrued legal settlements	3,000	2,467
Accrued taxes	257	110
Accrued convertible note interest	-	366
Other accrued liabilities	1,225	1,704
Total accrued liabilities	$5,316	$8,146

7. Accrued Liabilities

The following table details the balance in accrued liabilities (dollars in thousands):

	December 31,
	2024	2023
Accrued gateway fees	$-	$2,356
Payroll related accruals	2,613	1,235
Accrued legal and professional fees	886	1,342
Accrued legal settlements	2,467	-
Accrued taxes	110	528
Accrued convertible note interest	366	-
Other	1,704	294
Total accrued liabilities	$8,146	$5,755